Maturity of Financial Assets and Liabilities (Details) - Schedule of the Maturities of Assets and Liabilities - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	$ 68,015,547	$ 70,229,946
Financial liabilities	59,757,340	64,385,273
Book value, assets	596,720	479,374
Subordinated bond	1,910,697	1,813,938
Expected credit loss allowance
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	(1,192,690)	(1,149,991)
Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	497,110	775,082
Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	14,260,609	13,537,826
Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	17,098,625	16,137,942
Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	4,337,947	10,366,499
Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	200,541	296,273
Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,832,345	1,081,226
Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	2,695,560	2,723,282
Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	572,552	812,524
Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	5,176,005	8,176,895
Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	153,087	0
Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	31,282	68,438
Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	40,099,872	39,593,457
Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	1,847,101	2,238,900
On Demand
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	5,913,253	6,647,346
Financial liabilities	16,921,074	15,740,596
On Demand | Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	497,110	775,082
On Demand | Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	2,695,560	2,723,282
On Demand | Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	572,552	812,524
Up to 1 month
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	5,043,144	6,033,825
Financial liabilities	10,204,839	9,289,038
Up to 1 month | Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0
Up to 1 month | Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Up to 1 month | Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 1 and 3 months
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	3,820,628	3,996,009
Financial liabilities	5,433,336	9,152,913
Between 1 and 3 months | Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0
Between 1 and 3 months | Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 1 and 3 months | Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 3 and 12 months
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	8,144,429	10,895,044
Financial liabilities	10,344,648	13,507,804
Between 3 and 12 months | Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0
Between 3 and 12 months | Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 3 and 12 months | Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 1 and 3 years
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	13,247,624	16,507,327
Financial liabilities	7,412,510	6,719,700
Between 1 and 3 years | Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0
Between 1 and 3 years | Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 1 and 3 years | Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 3 and 5 years
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	11,607,074	6,592,510
Financial liabilities	3,252,460	3,040,234
Between 3 and 5 years | Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0
Between 3 and 5 years | Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 3 and 5 years | Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
More than 5 years
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	20,239,395	19,557,885
Financial liabilities	6,188,473	6,934,988
More than 5 years | Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0
More than 5 years | Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
More than 5 years | Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets for trading at FVTPL | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	13,153,398	10,725,015
Financial assets for trading at FVTPL | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	329,327	98,308
Financial assets for trading at FVTPL | On Demand | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets for trading at FVTPL | On Demand | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets for trading at FVTPL | Up to 1 month | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	701,349	383,845
Financial assets for trading at FVTPL | Up to 1 month | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	211
Financial assets for trading at FVTPL | Between 1 and 3 months | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	748,363	807,016
Financial assets for trading at FVTPL | Between 1 and 3 months | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	642	0
Financial assets for trading at FVTPL | Between 3 and 12 months | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	2,088,541	1,548,923
Financial assets for trading at FVTPL | Between 3 and 12 months | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	2,275
Financial assets for trading at FVTPL | Between 1 and 3 years | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	3,378,110	3,046,056
Financial assets for trading at FVTPL | Between 1 and 3 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	139,231	31,031
Financial assets for trading at FVTPL | Between 3 and 5 years | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	2,105,419	1,413,070
Financial assets for trading at FVTPL | Between 3 and 5 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	108,429	1,432
Financial assets for trading at FVTPL | More than 5 years | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	4,131,616	3,526,105
Financial assets for trading at FVTPL | More than 5 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	81,025	63,359
Financial assets at FVOCI | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	2,687,485	4,536,025
Financial assets at FVOCI | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	76,067	105,382
Financial assets at FVOCI | On Demand | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets at FVOCI | On Demand | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	391	0
Financial assets at FVOCI | Up to 1 month | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	696,961	2,277,301
Financial assets at FVOCI | Up to 1 month | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	2,687	0
Financial assets at FVOCI | Between 1 and 3 months | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	204	10,319
Financial assets at FVOCI | Between 1 and 3 months | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	5,374	0
Financial assets at FVOCI | Between 3 and 12 months | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	504,208	319
Financial assets at FVOCI | Between 3 and 12 months | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	20,967	66,685
Financial assets at FVOCI | Between 1 and 3 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	370,657	668,856
Financial assets at FVOCI | Between 1 and 3 years | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	27,253	13,566
Financial assets at FVOCI | Between 3 and 5 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	426,511	491,471
Financial assets at FVOCI | Between 3 and 5 years | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	3,689	19,692
Financial assets at FVOCI | More than 5 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	688,944	1,087,759
Financial assets at FVOCI | More than 5 years | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	15,706	5,439
Financial assets at amortised cost | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	5,177,079	8,178,624
Financial assets at amortised cost | Debt financial instruments | Expected credit loss allowance
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	(1,074)	(1,729)
Financial assets at amortised cost | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	153,135
Financial assets at amortised cost | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	31,282	68,440
Financial assets at amortised cost | Interbank loans | Expected credit loss allowance
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	(1)	(2)
Financial assets at amortised cost | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	41,292,561	40,743,446
Financial assets at amortised cost | Loans and account receivable from customers | Expected credit loss allowance
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	(1,192,689)	(1,149,989)
Financial assets at amortised cost | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	1,847,101	2,238,900
Financial assets at amortised cost | On Demand | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets at amortised cost | On Demand | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | On Demand | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	30	49
Financial assets at amortised cost | On Demand | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	797,619	872,591
Financial assets at amortised cost | On Demand | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	1,847,101	2,238,900
Financial assets at amortised cost | Up to 1 month | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets at amortised cost | Up to 1 month | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	153,135
Financial assets at amortised cost | Up to 1 month | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	31,170	68,391
Financial assets at amortised cost | Up to 1 month | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	3,457,842	3,304,077
Financial assets at amortised cost | Up to 1 month | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 1 and 3 months | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets at amortised cost | Between 1 and 3 months | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 1 and 3 months | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	82
Financial assets at amortised cost | Between 1 and 3 months | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	3,065,963	3,178,674
Financial assets at amortised cost | Between 1 and 3 months | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 3 and 12 months | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	3,724,781
Financial assets at amortised cost | Between 3 and 12 months | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 3 and 12 months | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 3 and 12 months | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	5,530,713	5,552,061
Financial assets at amortised cost | Between 3 and 12 months | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 1 and 3 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	639,842	4,453,843
Financial assets at amortised cost | Between 1 and 3 years | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 1 and 3 years | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 1 and 3 years | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	8,692,531	8,293,975
Financial assets at amortised cost | Between 1 and 3 years | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 3 and 5 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	4,252,887
Financial assets at amortised cost | Between 3 and 5 years | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 3 and 5 years | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 3 and 5 years | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	4,710,139	4,666,845
Financial assets at amortised cost | Between 3 and 5 years | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | More than 5 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	284,350
Financial assets at amortised cost | More than 5 years | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | More than 5 years | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | More than 5 years | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	15,037,754	14,875,223
Financial assets at amortised cost | More than 5 years | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial liabilities for trading at FVTPL | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	13,053,418	11,988,342
Financial liabilities for trading at FVTPL | On Demand | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities for trading at FVTPL | Up to 1 month | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	572,712	376,279
Financial liabilities for trading at FVTPL | Between 1 and 3 months | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	722,143	1,170,614
Financial liabilities for trading at FVTPL | Between 3 and 12 months | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,914,050	2,443,279
Financial liabilities for trading at FVTPL | Between 1 and 3 years | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	3,734,434	3,056,317
Financial liabilities for trading at FVTPL | Between 3 and 5 years | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	2,067,825	1,526,321
Financial liabilities for trading at FVTPL | More than 5 years | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	4,042,254	3,415,532
Financial liabilities at amortised cost | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	14,260,609	13,537,826
Financial liabilities at amortised cost | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	17,098,625	16,137,942
Financial liabilities at amortised cost | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	276,588	282,584
Financial liabilities at amortised cost | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	4,337,947	10,366,499
Financial liabilities at amortised cost | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	8,133,275	9,814,983
Financial liabilities at amortised cost | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	200,541	296,273
Financial liabilities at amortised cost | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	66,882	104,516
Financial liabilities at amortised cost | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,832,345	1,081,226
Financial liabilities at amortised cost | On Demand | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	14,260,609	13,537,826
Financial liabilities at amortised cost | On Demand | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	286,207	328,242
Financial liabilities at amortised cost | On Demand | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | On Demand | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	44,803	18,220
Financial liabilities at amortised cost | On Demand | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | On Demand | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | On Demand | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | On Demand | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,832,345	1,081,226
Financial liabilities at amortised cost | Up to 1 month | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Up to 1 month | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	7,900,056	7,999,764
Financial liabilities at amortised cost | Up to 1 month | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	276,588	282,483
Financial liabilities at amortised cost | Up to 1 month | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	482,959	42,730
Financial liabilities at amortised cost | Up to 1 month | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	771,983	291,687
Financial liabilities at amortised cost | Up to 1 month | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	200,541	296,095
Financial liabilities at amortised cost | Up to 1 month | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Up to 1 month | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 months | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 months | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	4,047,333	3,689,743
Financial liabilities at amortised cost | Between 1 and 3 months | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	101
Financial liabilities at amortised cost | Between 1 and 3 months | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	368,147	4,006,532
Financial liabilities at amortised cost | Between 1 and 3 months | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	295,713	285,923
Financial liabilities at amortised cost | Between 1 and 3 months | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 months | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 months | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 12 months | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 12 months | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	4,369,825	3,950,166
Financial liabilities at amortised cost | Between 3 and 12 months | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 12 months | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	2,469,277	5,821,216
Financial liabilities at amortised cost | Between 3 and 12 months | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,578,811	1,272,427
Financial liabilities at amortised cost | Between 3 and 12 months | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 12 months | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	12,685	20,716
Financial liabilities at amortised cost | Between 3 and 12 months | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 years | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 years | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	464,268	138,320
Financial liabilities at amortised cost | Between 1 and 3 years | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 years | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	868,932	304,384
Financial liabilities at amortised cost | Between 1 and 3 years | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	2,320,666	3,183,069
Financial liabilities at amortised cost | Between 1 and 3 years | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	164
Financial liabilities at amortised cost | Between 1 and 3 years | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	24,210	37,446
Financial liabilities at amortised cost | Between 1 and 3 years | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 5 years | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 5 years | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	371	3,364
Financial liabilities at amortised cost | Between 3 and 5 years | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 5 years | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	173,417
Financial liabilities at amortised cost | Between 3 and 5 years | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,168,681	1,314,205
Financial liabilities at amortised cost | Between 3 and 5 years | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	14
Financial liabilities at amortised cost | Between 3 and 5 years | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	15,583	22,913
Financial liabilities at amortised cost | Between 3 and 5 years | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | More than 5 years | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | More than 5 years | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	30,565	28,343
Financial liabilities at amortised cost | More than 5 years | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | More than 5 years | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	103,829	0
Financial liabilities at amortised cost | More than 5 years | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,997,421	3,467,672
Financial liabilities at amortised cost | More than 5 years | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | More than 5 years | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	14,404	23,441
Financial liabilities at amortised cost | More than 5 years | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	$ 0	$ 0